Loans, allowance for loan losses and credit quality (Tables)	6 Months Ended
Jun. 30, 2011
Loans, allowance for loan losses and credit quality
Loans

	end of				% change

	2Q11	1Q11	4Q10	2Q10	QoQ	Ytd	YoY

Loans (CHF million)

Mortgages	86,374	85,449	84,625	83,838	1	2	3

Loans collateralized by securities	25,725	26,076	24,552	24,166	(1)	5	6

Consumer finance	6,024	5,742	5,708	5,629	5	6	7

Consumer loans	118,123	117,267	114,885	113,633	1	3	4

Real estate	24,163	23,846	23,362	24,628	1	3	(2)

Commercial and industrial loans	52,733	55,075	54,673	58,814	(4)	(4)	(10)

Financial institutions	23,674	25,146	24,764	27,460	(6)	(4)	(14)

Governments and public institutions	2,285	2,182	2,207	3,960	5	4	(42)

Corporate and institutional loans	102,855	106,249	105,006	114,862	(3)	(2)	(10)

Gross loans	220,978	223,516	219,891	228,495	(1)	0	(3)

of which held at amortized cost	201,787	203,673	201,339	205,276	(1)	0	(2)

of which held at fair value	19,191	19,843	18,552	23,219	(3)	3	(17)

Net (unearned income)/deferred expenses	(32)	(32)	(32)	(37)	0	0	(14)

Allowance for loan losses	(916)	(974)	(1,017)	(1,253)	(6)	(10)	(27)

Net loans	220,030	222,510	218,842	227,205	(1)	1	(3)

Gross loans by location (CHF million)

Switzerland	142,091	139,993	138,989	138,337	1	2	3

Foreign	78,887	83,523	80,902	90,158	(6)	(2)	(13)

Gross loans	220,978	223,516	219,891	228,495	(1)	0	(3)

Impaired loan portfolio (CHF million)

Non-performing loans	880	943	961	1,099	(7)	(8)	(20)

Non-interest-earning loans	272	312	340	387	(13)	(20)	(30)

Total non-performing and non-interest-earning loans	1,152	1,255	1,301	1,486	(8)	(11)	(22)

Restructured loans	46	41	52	67	12	(12)	(31)

Potential problem loans	446	424	510	426	5	(13)	5

Total other impaired loans	492	465	562	493	6	(12)	0

Gross impaired loans	1,644	1,720	1,863	1,979	(4)	(12)	(17)

Allowance for loan losses

	2Q11			1Q11			2Q10

	Consumer loans	Corporate and institutional loans	Total	Consumer loans	Corporate and institutional loans	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	281	693	974	279	738	1,017	1,269

Net movements recognized in statements of operations	2	1	3	12	0	12	7

Gross write-offs	(17)	(30)	(47)	(24)	(37)	(61)	(48)

Recoveries	14	1	15	6	2	8	15

Net write-offs	(3)	(29)	(32)	(18)	(35)	(53)	(33)

Provisions for interest	1	2	3	1	1	2	3

Foreign currency translation impact and other adjustments, net	(12)	(20)	(32)	7	(11)	(4)	7

Balance at end of period	269	647	916	281	693	974	1,253

	6M11			6M10

	Consumer loans	Corporate and institutional loans	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	279	738	1,017	1,395

Net movements recognized in statements of operations	14	1	15	(17)

Gross write-offs	(41)	(67)	(108)	(176)

Recoveries	20	3	23	33

Net write-offs	(21)	(64)	(85)	(143)

Provisions for interest	2	3	5	3

Foreign currency translation impact and other adjustments, net	(5)	(31)	(36)	15

Balance at end of period	269	647	916	1,253

Allowance for loan losses and gross loans held at amortized cost

	2Q11			1Q11			2Q10

	Consumer loans	Corporate and institutional loans	Total	Consumer loans	Corporate and institutional loans	Total

Allowance for loan losses (CHF million)

Balance at end of period	269	647	916	281	693	974	1,253

of which individually evaluated for impairment	198	470	668	211	501	712	865

of which collectively evaluated for impairment	71	177	248	70	192	262	388

Gross loans held at amortized cost (CHF million)

Balance at end of period	118,118	83,669	201,787	117,261	86,412	203,673	205,276

of which individually evaluated for impairment	538	837	1,375	581	909	1,490	1,840

of which collectively evaluated for impairment	117,580	82,832	200,412	116,680	85,503	202,183	203,436

Loans held at amortized cost - purchases, reclassifications and sales

	2Q11			1Q11			6M11

in	Consumer loans	Corporate and institutional loans	Total	Consumer loans	Corporate and institutional loans	Total	Consumer loans	Corporate and institutional loans	Total

Loans held at amortized cost (CHF million)

Purchases	–	458	458	–	1,102	1,102	–	1,560	1,560

Reclassifications to loans held-for-sale	–	268	268	–	370	370	–	638	638

of which subsequently sold	–	95	95	–	370	370	–	465	465

Gross loans held at amortized cost by internal counterparty rating

end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2Q11 (CHF million)

Mortgages	149	568	7,153	51,758	25,640	844	20	21	0	221	86,374

Loans collateralized by securities	1	17	304	22,868	2,466	25	0	0	0	44	25,725

Consumer finance	3	12	45	2,822	1,985	545	52	15	292	248	6,019

Consumer loans	153	597	7,502	77,448	30,091	1,414	72	36	292	513	118,118

Real estate	50	139	1,559	11,096	10,551	478	0	0	0	113	23,986

Commercial and industrial loans	268	409	1,565	20,137	16,295	2,947	120	66	148	626	42,581

Financial institutions	2,396	1,590	2,398	5,744	2,008	1,064	0	42	0	124	15,366

Governments and public institutions	112	82	324	503	150	104	455	0	0	6	1,736

Corporate and institutional loans	2,826	2,220	5,846	37,480	29,004	4,593	575	108	148	869	83,669

Gross loans held at amortized cost	2,979	2,817	13,348	114,928	59,095	6,007	647	144	440	1,382	201,787

Value of collateral [1]	2,449	1,756	12,039	103,935	49,330	3,469	93	64	8	639	173,782

4Q10 (CHF million)

Mortgages	147	1,267	10,206	48,270	23,499	949	29	3	0	255	84,625

Loans collateralized by securities	1	69	355	22,547	1,495	28	0	0	0	57	24,552

Consumer finance	1	3	114	2,340	2,065	522	51	28	266	312	5,702

Consumer loans	149	1,339	10,675	73,157	27,059	1,499	80	31	266	624	114,879

Real estate	25	278	1,955	9,758	10,496	499	0	0	0	77	23,088

Commercial and industrial loans	351	714	1,926	21,008	16,190	3,085	102	239	162	765	44,542

Financial institutions	2,183	2,742	1,635	7,143	2,047	1,305	0	0	20	106	17,181

Governments and public institutions	119	157	235	464	91	60	517	0	0	6	1,649

Corporate and institutional loans	2,678	3,891	5,751	38,373	28,824	4,949	619	239	182	954	86,460

Gross loans held at amortized cost	2,827	5,230	16,426	111,530	55,883	6,448	699	270	448	1,578	201,339

Value of collateral [1]	2,490	3,792	14,125	103,362	47,813	3,991	76	0	8	740	176,397

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis

	Current	Past due

end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total

2Q11 (CHF million)

Mortgages	86,035	113	32	5	189	339	86,374

Loans collateralized by securities	25,310	339	14	2	60	415	25,725

Consumer finance	5,199	546	76	31	167	820	6,019

Consumer loans	116,544	998	122	38	416	1,574	118,118

Real estate	23,835	93	6	19	33	151	23,986

Commercial and industrial loans	41,888	297	46	10	340	693	42,581

Financial institutions	15,200	122	2	19	23	166	15,366

Governments and public institutions	1,732	4	0	0	0	4	1,736

Corporate and institutional loans	82,655	516	54	48	396	1,014	83,669

Gross loans held at amortized cost	199,199	1,514	176	86	812	2,588	201,787

4Q10 (CHF million)

Mortgages	84,305	81	16	18	205	320	84,625

Loans collateralized by securities	24,421	100	10	2	19	131	24,552

Consumer finance	5,032	393	83	28	166	670	5,702

Consumer loans	113,758	574	109	48	390	1,121	114,879

Real estate	23,004	39	0	1	44	84	23,088

Commercial and industrial loans	43,267	736	96	43	400	1,275	44,542

Financial institutions	17,028	125	4	0	24	153	17,181

Governments and public institutions	1,645	3	1	0	0	4	1,649

Corporate and institutional loans	84,944	903	101	44	468	1,516	86,460

Gross loans held at amortized cost	198,702	1,477	210	92	858	2,637	201,339

Gross impaired loans by category

	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2Q11 (CHF million)

Mortgages	179	22	201	1	60	61	262

Loans collateralized by securities	25	17	42	0	2	2	44

Consumer finance	220	32	252	0	22	22	274

Consumer loans	424	71	495	1	84	85	580

Real estate	92	7	99	0	15	15	114

Commercial and industrial loans	308	139	447	45	292	337	784

Financial institutions	56	49	105	0	55	55	160

Governments and public institutions	0	6	6	0	0	0	6

Corporate and institutional loans	456	201	657	45	362	407	1,064

Gross impaired loans	880	272	1,152	46	446	492	1,644

4Q10 (CHF million)

Mortgages	208	22	230	0	74	74	304

Loans collateralized by securities	40	19	59	0	1	1	60

Consumer finance	282	30	312	0	4	4	316

Consumer loans	530	71	601	0	79	79	680

Real estate	55	13	68	0	15	15	83

Commercial and industrial loans	353	207	560	52	339	391	951

Financial institutions	23	43	66	0	77	77	143

Governments and public institutions	0	6	6	0	0	0	6

Corporate and institutional loans	431	269	700	52	431	483	1,183

Gross impaired loans	961	340	1,301	52	510	562	1,863

Gross impaired loan detail

	2Q11			4Q10

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan detail (CHF million)

Mortgages	234	221	42	270	256	50

Loans collateralized by securities	43	36	33	60	52	50

Consumer finance	261	248	123	304	290	110

Consumer loans	538	505	198	634	598	210

Real estate	59	50	24	80	67	34

Commercial and industrial loans	624	568	352	794	733	407

Financial institutions	148	146	88	137	135	92

Governments and public institutions	6	4	6	6	4	6

Corporate and institutional loans	837	768	470	1,017	939	539

Gross impaired loans with a specific allowance	1,375	1,273	668	1,651	1,537	749

Mortgages	28	28	–	34	34	–

Loans collateralized by securities	1	1	–	0	0	–

Consumer finance	13	13	–	12	12	–

Consumer loans	42	42	–	46	46	–

Real estate	55	53	–	3	3	–

Commercial and industrial loans	160	159	–	157	156	–

Financial institutions	12	12	–	6	6	–

Corporate and institutional loans	227	224	–	166	165	–

Gross impaired loans without specific allowance	269	266	–	212	211	–

Gross impaired loans	1,644	1,539	668	1,863	1,748	749

of which consumer loans	580	547	198	680	644	210

of which corporate and institutional loans	1,064	992	470	1,183	1,104	539

	2Q11			1Q11			6M11

end of	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan detail (CHF million)

Mortgages	237	0	0	263	1	0	240	1	0

Loans collateralized by securities	39	0	0	58	0	0	43	0	0

Consumer finance	264	1	0	297	0	0	285	1	0

Consumer loans	540	1	0	618	1	0	568	2	0

Real estate	59	1	1	67	0	0	60	1	1

Commercial and industrial loans	655	1	1	732	2	2	659	3	3

Financial institutions	151	0	0	187	0	0	167	0	0

Governments and public institutions	6	0	0	6	0	0	6	0	0

Corporate and institutional loans	871	2	2	992	2	2	892	4	4

Gross impaired loans with a specific allowance	1,411	3	2	1,610	3	2	1,460	6	4

Mortgages	38	0	0	43	0	0	53	0	0

Loans collateralized by securities	1	0	0	2	0	0	1	0	0

Consumer finance	13	0	0	16	0	0	16	0	0

Consumer loans	52	0	0	61	0	0	70	0	0

Real estate	57	3	3	12	0	0	61	3	3

Commercial and industrial loans	155	0	0	144	0	0	192	0	0

Financial institutions	4	0	0	58	0	0	4	0	0

Corporate and institutional loans	216	3	3	214	0	0	257	3	3

Gross impaired loans without specific allowance	268	3	3	275	0	0	327	3	3

Gross impaired loans	1,679	6	5	1,885	3	2	1,787	9	7

of which consumer loans	592	1	0	679	1	0	638	2	0

of which corporate and institutional loans	1,087	5	5	1,206	2	2	1,149	7	7